UNAUDITED INTERIM CONDENSED CONSOLIDATED STATEMENTS OF CASH FLOWS ¥ in Thousands, $ in Thousands	9 Months Ended
	Sep. 30, 2021 CNY (¥)	Sep. 30, 2021 USD ($)	Sep. 30, 2020 CNY (¥)
CASH FLOWS FROM OPERATING ACTIVITIES
Net loss	¥ (1,873,520)	$ (290,766)	¥ (3,915,459)
Adjustments to reconcile net loss to net cash (used in)/provided by operating activities:
Depreciation and amortization	1,145,509	177,780	764,820
Expected credit loss expense	38,283	5,941	5,945
Impairment on other assets			27,943
Foreign exchange loss/(gain)	(122,057)	(18,943)	75,906
Share-based compensation expenses	613,449	95,206	126,895
Gain from the re-measurement for an equity investment to cost method			(822)
Share of losses/(profits) of equity investees, net of tax	(64,207)	(9,965)	32,061
Amortization of right-of-use assets	439,201	68,163	349,362
Loss on disposal of property, plant and equipment	6,241	969	26,376
Changes in operating assets and liabilities:
Prepayments and other current assets	198,282	30,774	21,473
Inventory	(629,216)	(97,653)	(151,748)
Other non-current assets	(952,593)	(147,840)	738,687
Amount due from related parties	(878,751)	(136,380)
Operating lease liabilities	(534,076)	(82,887)	(323,253)
Taxes payable	3,468	538	(11,868)
Trade and notes receivable	(2,201,857)	(341,723)	(137,580)
Trade and notes payable	4,493,823	697,430	1,860,581
Long-term receivables	(2,175,235)	(337,591)	(15,281)
Non-current deferred revenue	580,713	90,125	230,560
Accruals and other liabilities	1,117,277	173,399	(125,996)
Amount due to related parties	465,501	72,245
Other non-current liabilities	665,599	103,299	223,864
Net cash (used in)/provided by operating activities	335,834	52,121	(196,712)
CASH FLOWS FROM INVESTING ACTIVITIES
Purchase of property, plant and equipment and intangible assets	(2,394,919)	(371,686)	(952,357)
Purchases of short-term investments	(88,161,796)	(13,682,496)	(2,967,610)
Proceeds from sale of short-term investments	70,364,450	10,920,391	352,990
Acquisitions of equity investees	(293,700)	(45,582)	(257,500)
Purchase of available-for-sale debt investments	(650,000)	(100,878)
Proceeds from disposal of property and equipment	908	141	163,072
Net cash used in investing activities	(21,135,057)	(3,280,110)	(3,661,405)
CASH FLOWS FROM FINANCING ACTIVITIES
Proceeds from exercise of stock options	123,277	19,132	96,395
Capital withdrawal by non-controlling interests	(1,000)	(157)	(10,500)
Capital injection from redeemable non-controlling interests			5,000,000
Capital injection from non-controlling interests	100,000	15,520
Redemption and repurchase of redeemable non-controlling interests	(6,000,000)	(931,184)	(511,458)
Proceeds from issuance of convertible promissory note	9,560,755	1,483,806	3,105,127
Proceeds from borrowings	4,380,000	679,765	645,461
Repayments of borrowings	(1,212,322)	(188,149)	(721,192)
Principal payments on finance leases	(25,164)	(3,905)	(32,571)
Proceeds from issuance of ordinary shares, net of issuance cost	602,814	93,555	14,943,840
Net cash provided by financing activities	7,528,360	1,168,383	22,515,102
Effects of exchange rate changes on cash, cash equivalents and restricted cash	20,738	3,218	(91,270)
NET (DECREASE)/INCREASE IN CASH, CASH EQUIVALENTS AND RESTRICTED CASH	(13,250,125)	(2,056,388)	18,565,715
Cash, cash equivalents and restricted cash at beginning of the period	38,545,098	5,982,105	989,869
Cash, cash equivalents and restricted cash at end of the period	25,294,973	3,925,717	19,555,584
NON-CASH INVESTING AND FINANCING ACTIVITIES
Accruals related to purchase of property and equipment	881,407	136,792	716,071
Issuance of restricted shares	148,869	23,104	54,512
Conversion of convertible senior notes to ordinary shares	4,346,841	674,619	3,131,904
Accretion on redeemable non-controlling interests to redemption value	6,519,698	1,011,841	205,864
Supplemental Disclosure
Interest paid	159,993	24,831	207,039
Income taxes paid	¥ 6,283	$ 975	¥ 12,902